PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of other provisions [line items]
Additional provisions	€ 28,495
Other provisions	182,539		€ 197,392
Takata Airbag Inflators
Disclosure of other provisions [line items]
Other provisions	€ 24,513		€ 34,567
Cost of sales | Takata Airbag Inflators
Disclosure of other provisions [line items]
Additional provisions		€ 36,994